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January 3, 2023



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust III (the "Trust")
     (File Nos. 333-120144 and 811-21664)
     CIK No.  0001306349

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus and statement of additional information relating to Pioneer Disciplined Value Fund, a series of the Trust, that would have been filed under paragraph (c) of Rule 497, do not differ from that contained in Post-Effective Amendment No. 29 to the Trust's registration statement on Form N-1A, filed electronically with the Securities and Exchange Commission on December 22, 2022 (SEC Accession No. 0001193125-22-310888).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
    ---------------------
    Thomas Reyes
    Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820